Borrowings (Details 2) - ARS ($) $ in Millions	Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	$ 238,268		$ 287,366
Subtotal floating-rate borrowings	137,890		159,285
Total borrowings as per analysis	376,158		446,651
Finance leases obligations	1		24
Total borrowings as per Statement of Financial Position	376,159	[1]	446,675	$ 459,444
Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	2,429		582
Fixed Interest Rate New Israel Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	176,617		225,582
Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	59,222		61,202
Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings	892		890
Floating Interest Rate New Israel Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings	134,796		156,164
Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings	2,202		2,231
Argentina, Pesos [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	60,728		49,317
Subtotal floating-rate borrowings	3,094		3,121
Total borrowings as per analysis	63,822		52,438
Finance leases obligations	1		24
Total borrowings as per Statement of Financial Position	63,823		52,462
Argentina, Pesos [Member] | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	2,429		582
Argentina, Pesos [Member] | Fixed Interest Rate New Israel Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Argentina, Pesos [Member] | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	58,299		48,735
Argentina, Pesos [Member] | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings	892		890
Argentina, Pesos [Member] | Floating Interest Rate New Israel Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
Argentina, Pesos [Member] | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings	2,202		2,231
USD
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	146		121
Subtotal floating-rate borrowings
Total borrowings as per analysis	146		121
Finance leases obligations
Total borrowings as per Statement of Financial Position	146		121
USD | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
USD | Fixed Interest Rate New Israel Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
USD | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	146		121
USD | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
USD | Floating Interest Rate New Israel Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
USD | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
UYU
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	517		450
Subtotal floating-rate borrowings
Total borrowings as per analysis	517		450
Finance leases obligations
Total borrowings as per Statement of Financial Position	517		450
UYU | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Fixed Interest Rate New Israel Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	517		450
UYU | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
UYU | Floating Interest Rate New Israel Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
UYU | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
ILS
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	176,877		237,478
Subtotal floating-rate borrowings	134,796		156,164
Total borrowings as per analysis	311,673		393,642
Finance leases obligations
Total borrowings as per Statement of Financial Position	311,673		393,642
ILS | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
ILS | Fixed Interest Rate New Israel Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	176,617		225,582
ILS | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	260		11,896
ILS | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
ILS | Floating Interest Rate New Israel Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings	134,796		156,164
ILS | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings

[1]	Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.